Goodwill - Goodwill by Operating Segment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in goodwill
Goodwill	€ 27,560,000	€ 29,159,000
Applications Technology & Services
Changes in goodwill
Goodwill addition acquisition	4,173,000
Applications Technology & Support
Changes in goodwill
Goodwill	20,844,000	18,509,000
Applications Technology & Support | Goodwill
Changes in goodwill
Goodwill transferred from/(to) another segment	4,173,000
Concur
Changes in goodwill
Goodwill	3,307,000	7,762,000
Concur | Goodwill
Changes in goodwill
Goodwill transferred from/(to) another segment	0
Services
Changes in goodwill
Goodwill	355,000	0
Goodwill addition acquisition	368,000
Services | Goodwill
Changes in goodwill
Goodwill transferred from/(to) another segment	368,000
Qualtrics
Changes in goodwill
Goodwill	2,637,000	2,879,000
Other
Changes in goodwill
Goodwill	€ 417,000	€ 9,000